Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of Fair Values of Financial Assets and Liabilities by Levels [Table Text Block]
	As of December 31, 2014
(Amounts in thousands)	Total	Level 1	Level 2	Level 3
Marketable securities	$206,323	$206,323	$-	$-
Real Estate Fund investments (75% of which is attributable to
noncontrolling interests)	513,973	-	-	513,973
Deferred compensation plan assets (included in other assets)	117,284	53,969	-	63,315
Total assets	$837,580	$260,292	$-	$577,288

Mandatorily redeemable instruments (included in other liabilities)	$55,097	$55,097	$-	$-
Interest rate swap (included in other liabilities)	25,797	-	25,797	-
Total liabilities	$80,894	$55,097	$25,797	$-

	As of December 31, 2013
(Amounts in thousands)	Total	Level 1	Level 2	Level 3
Marketable securities	$191,917	$191,917	$-	$-
Real Estate Fund investments (75% of which is attributable to
noncontrolling interests)	667,710	-	-	667,710
Deferred compensation plan assets (included in other assets)	116,515	47,733	-	68,782
Total assets	$976,142	$239,650	$-	$736,492

Mandatorily redeemable instruments (included in other liabilities)	$55,097	$55,097	$-	$-
Interest rate swap (included in other liabilities)	31,882	-	31,882	-
Total liabilities	$86,979	$55,097	$31,882	$-

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
		Weighted Average
		(based on fair
Unobservable Quantitative Input	Range	value of investments)
Discount rates	12.0% to 17.5%	13.7%
Terminal capitalization rates	4.7% to 6.5%	5.3%

Non-financial Assets Measured at Fair Value on a Nonrecurring Basis [Table Text Block]
	As of December 31, 2014
(Amounts in thousands)	Total	Level 1	Level 2	Level 3
Real estate assets	$4,848	$-	$-	$4,848

	As of December 31, 2013
(Amounts in thousands)	Total	Level 1	Level 2	Level 3
Real estate assets	$354,341	$-	$-	$354,341
Investment in Toys	83,224	-	-	83,224
Total assets	$437,565	$-	$-	$437,565

Schedule Of Carrying Amounts And Fair Values Of Financial Instruments [Table Text Block]
	As of December 31, 2014		As of December 31, 2013
	Carrying	Fair	Carrying	Fair
(Amounts in thousands)	Amount	Value	Amount	Value
Cash equivalents	$749,418	$749,000	$295,000	$295,000
Mortgage and mezzanine loans receivable
(included in other assets)	16,748	17,000	170,972	171,000
	$766,166	$766,000	$465,972	$466,000
Debt:
Mortgages payable	$8,263,165	$8,224,000	$7,131,231	$6,903,000
Senior unsecured notes	1,347,159	1,385,000	1,350,855	1,402,000
Revolving credit facility debt	-	-	295,870	296,000
	$9,610,324	$9,609,000	$8,777,956	$8,601,000

Real Estate Fund [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of Changes in Level 3 Plan Assets [Table Text Block]
	Real Estate Fund Investments
	For The Year Ended December 31,
(Amounts in thousands)	2014	2013
Beginning balance	$667,710	$600,786
Purchases	3,392	43,816
Dispositions / Distributions	(307,268)	(70,848)
Net unrealized gains	73,802	85,771
Net realized gains	76,337	8,184
Other, net	-	1
Ending balance	$513,973	$667,710

Deferred Compensation Plan Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of Changes in Level 3 Plan Assets [Table Text Block]
	Deferred Compensation Plan Assets
	For The Year Ended December 31,
(Amounts in thousands)	2014	2013
Beginning balance	$68,782	$62,631
Purchases	14,162	5,018
Sales	(24,951)	(7,306)
Realized and unrealized gains	3,415	7,189
Other, net	1,907	1,250
Ending balance	$63,315	$68,782